Document and Entity Information	Aug. 29, 2025
Document And Entity Information [Line Items]
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001823466
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 29, 2025
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39672
Entity Tax Identification Number	88-3772307
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	NOTE
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase 0.131 shares of Class A common stock, each at an exercise price of $11.50 per warrant
Trading Symbol	NOTE.WS
Security Exchange Name	NYSE